SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Payables and Accruals [Abstract]
Accrued audit fee	$ 624,000	$ 80,000	$ 646,000
Accrued professional service fees	726,075	93,086	208,121
Other accrued expenses	352,035	45,133	189,941
Total:	$ 1,702,110	$ 218,219	$ 1,044,062